Annual Total Returns [BarChart] - Prospectus-Retirement Class - Payden/Kravitz Cash Balance Plan Fund - Retirement Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	(0.64%)
Annual Return 2012	6.39%
Annual Return 2013	(1.61%)
Annual Return 2014	0.50%
Annual Return 2015	0.18%
Annual Return 2016	2.14%
Annual Return 2017	2.68%
Annual Return 2018	0.37%
Annual Return 2019	5.79%
Annual Return 2020	1.46%